Related Parties (Details)			12 Months Ended
	May 15, 2018	Sep. 09, 2009 ILS (₪)	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 ₪ / shares
Description of consultancy agreement	Pursuant to the terms of the Ram Zeevi Consultancy Agreement, RINC Green is currently entitled to a gross monthly fee in the amount of $5,000 (25 hours per month at $200 per hour rate) plus value added tax and to reimbursement of out-of-pocket expenses related directly to the provision of the consultancy services subject to prior written approval of the chief executive officer, to reimbursement of travel international travel and board expenses at the same standard as our chief executive officer and to an additional per-day fee equivalent to four hours per day abroad plus value added tax. Either the Company or RINC Green may terminate the agreement at any time for any reason by providing a 30-day prior written notice.
Dr. de la Vega [Member]
Additional investment			$ 1,000,000
Description of compensation executive			A. An annual cash bonus in an amount equivalent to up to four times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. B. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that our pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing.
Description of equity based award			(i) 0.5% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii) 1.25% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii) 2% of the Company’s ordinary share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.
Percentge of acquisation			50.00%	50.00%
RINC Green Ltd [Member]
Percentge of acquisation	10.00%
Description of consultancy agreement	A. a one-time payment in the amount of $25,000 (plus value added tax) upon an equity investment by an investor that was not introduced to us by the Mr. Zeevi; B. $150,000 in cash (plus value added tax) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average common ordinary share price during the period of 90 days prior to the date upon which the Investment is actually made with an exercise price per share of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018); C. Options to purchase up to 120,000 of the Company’s ordinary shares, at an exercise price per share of $0.27. The options vest over a period of three years with one third of the options vesting on September 30, 2019, and the remaining two thirds will vest on a quarterly basis over the remaining two years. The options were issued on October 2, 2018; and D. An equity based award to be granted upon of an Exit Event, such that if our pre-money valuation will be equal to or higher than $30,000,000 but less than $50,000,000, the equity granted shall represent 0.4% of our share capital on a fully diluted basis or, if out pre-money valuation will be equal to or higher than $50,000,000, than the equity granted shall represent 0.4% of our share capital on a fully diluted basis 1.0%.
Consultacy Fee [Member]
Related part exchange rate value			$ 13,807
Realated party exchange rate per share | $ / shares			$ 1.00
Consultacy Fee [Member] | NIS [Member]
Realated party exchange rate per share | ₪ / shares				₪ 3.748
Consultacy Fee [Member] | NIS [Member] | Dr. de la Vega [Member]
Related part exchange rate value | ₪		₪ 51,750
Car Allowance [Member]
Related part exchange rate value			$ 667
Realated party exchange rate per share | $ / shares			$ 1.00
Car Allowance [Member] | NIS [Member]
Realated party exchange rate per share | ₪ / shares				3.748
Car Allowance [Member] | NIS [Member] | Dr. de la Vega [Member]
Related part exchange rate value | ₪		2,500
Fuel Expenses [Member]
Related part exchange rate value			$ 17,343
Realated party exchange rate per share | $ / shares			$ 1.00
Fuel Expenses [Member] | NIS [Member]
Realated party exchange rate per share | ₪ / shares				₪ 3.748
Fuel Expenses [Member] | NIS [Member] | Dr. de la Vega [Member]
Related part exchange rate value | ₪		₪ 65,000